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November 2, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: ING Variable Portfolios, Inc.

      (File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 30 (“Amendment”) to the Registration Statement of ING Variable Portfolios, Inc. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on January 16, 2008.

This Amendment is being filed for the purpose of registering Class S shares of a new series, ING Wisdom Treesm Global High-Yielding Equity Index Portfolio. Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Palmer at 480.477.2674 .

Regards,

/S/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Counsel
ING U.S. Legal Services

Attachment

cc:      Huey P. Falgout, Jr., Esq.

  ING Investments LLC

  Suzanne Lambert, Esq.

  Goodwin Procter LLP